Transfer of Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	$ 6,644	$ 6,692
Securities Lent Under Cash Collateral	7,696	12,960
Collateralized Mortgage Obligations at fair value	28	1
Securities Sold Under Repurchase Agreement	80,962	73,696
United States [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	720	460	$ 936
Carry value of Mortgage servicing rights	29	43
Gain (loss) on sale of Mortgage loans	33	15	$ 21
Fair value of Mortgage serving rights	$ 30	$ 46